Larry Spirgel, Assistant Director
c/o Paul Fischer
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549


December 2, 2010


Re:			Global Green Holdings, Limited
			Registration Statement on Form 10-12G
                        Amendment No. 1
			File No. 000-54134


Dear Mr. Spirgel:

		On November 12, 2010, Global Green Holdings, Limited (the "Company") filed electronically with the Commission (Accession Number 0001497843-10-000009) an amendment to the Company's registration statement on Form 10-12G, relating to the registration under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), of the Company's common stock.

On behalf of the Company, I herein respond to the comment of the staff, concerning the Registration Statement, as set forth in your letter to the Company, dated November 18, 2010. The response herein is numbered to correspond to your comment.


General

1.	Please note that interim financial statements for the period ending September 30, 2010, have been added (Pages F-1 through F-5) Pursuant to your request and in accordance with Rule 8-08 of Regulation S-X.


	The Company acknowledges that:

-	the Company is responsible for the adequacy and accuracy of the disclosure in this filing;

-	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

-	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


	Should you have any questions with regard to this filing or any issues relating hereto, please contact the undersigned at
(920)-207-7772.  Thank you foryour attention to this matter.


                                  Very Truly Yours,



                                  Gerard Werner
                                  Global Green Holdings, Limited